As filed with the Securities and Exchange Commission on April 5, 2007

Registration No. 333-140092

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	PRE-EFFECTIVE AMENDMENT NO. 3
☐	POST-EFFECTIVE AMENDMENT NO.
☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

PENNANTPARK INVESTMENT CORPORATION

(Exact Name of Registrant as Specified in Charter)

445 Park Avenue, 10th Floor

New York, New York 10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 307-3280

Arthur H. Penn

PennantPark Investment Corporation

445 Park Avenue, 10th Floor

New York, New York 10022

(212) 307-3280

(Name And Address of Agent for Service)

Copies of information to:

Thomas J. Friedmann	Steven B. Boehm
David J. Harris	Cynthia M. Krus
Dechert LLP	Sutherland Asbill & Brennan LLP
1775 I Street, N.W.	1275 Pennsylvania Avenue, N.W.
Washington, DC 20006	Washington, DC
(202) 261-3300	(202) 383-0100

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement. If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box):

☐    when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)
Common Stock, $0.001 par value per share	$465,750,000	$49,397

(1)	Includes the underwriters’ over-allotment option.
(2)	Estimated pursuant to Rule 457(o) solely for the purpose of determining the registration fee.
(3)	Previously paid.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 3 to the Registration Statement on Form N-2 of PennantPark Investment Corporation is being filed solely for the purpose of filing exhibits, specifically: (1) Articles of Amendment and Restatement; (2) Amended and Restated Bylaws; (3) Amended Form of Stock Certificate; (4) Form of Underwriting Agreement among the Registrant, PennantPark Investment Advisers, LLC, PennantPark Administration, LLC and Bear, Steams & Co. Inc. and the other underwriters named therein; (5) Form of Custodian Agreement between Registrant and PFPC Trust Company; (6) Trademark License Agreement between the Registrant and PennantPark Investment Advisers, LLC; (7) Amendment to Credit Agreement between Registrant and Bear Stearns Investment Products Inc.; (8) Form of Registration Rights Agreement among the Registrant and the purchasers in a private placement of 320,000 shares of common stock of the Registrant; and (9) Opinion and consent of Venable LLP, special Maryland counsel for Registrant.

PENNANTPARK INVESTMENT CORPORATION

PART C

Other information

ITEM 25.	EXHIBITS

(1)	Exhibits

(a)	Articles of Amendment and Restatement
(b)	Amended and Restated Bylaws
(c)	Amended Form of Stock Certificate
(d)	Not Applicable
(e)	Dividend Reinvestment Plan(1)
(f)	Not Applicable
(g)(1)	Interim Investment Management Agreement between Registrant and PennantPark Investment Advisers, LLC(1)
(g)(2)	Form of Investment Management Agreement between Registrant and PennantPark Investment Advisers, LLC(1)
(h)	Form of Underwriting Agreement among the Registrant, PennantPark Investment Advisers, LLC, PennantPark Administration, LLC and Bear, Stearns & Co. Inc. and the other underwriters named therein
(i)	Not Applicable
(j)	Form of Custodian Agreement between Registrant and PFPC Trust Company
(k)(1)	Form of Administration Agreement between Registrant and PennantPark Investment Administration, LLC(1)
(k)(2)	Form of Certificate of Appointment between Registrant and American Stock Transfer and Trust, as transfer agent(1)
(k)(3)	Trademark License Agreement between the Registrant and PennantPark Investment Advisers, LLC
(k)(4)	Credit Agreement between the Registrant and Bear Stearns Investment Products Inc.(1)
(k)(5)	Amendment to Credit Agreement between Registrant and Bear Stearns Investment Products Inc.
(k)(6)	Form of Registration Rights Agreement among the Registrant and the purchasers in a private placement of 320,000 shares of common stock of the Registrant
(l)	Opinion and consent of Venable LLP, special Maryland counsel for Registrant
(m)	Not Applicable
(n)	Consent of KPMG LLP(1)
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)	Code of Ethics(1)

(1)	Previously filed.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and in the State of New York, on the 5th day of April, 2007.

PENNANTPARK INVESTMENT CORPORATION

/S/ ARTHUR H. PENN
Arthur H. Penn
Chief Executive Officer, Chairman of the Board and Director (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this Amendment No. 3 to the Registration Statement has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated on the 5th day of April, 2007.

Signature	Title

/S/ ARTHUR H. PENN Arthur H. Penn	Chief Executive Officer and Chairman of the Board

/S/ AVIV EFRAT Aviv Efrat	Chief Financial Officer and Treasurer (Principal Financial Officer)

* Adam K. Bernstein	Director

* Marshall Brozost	Director

* Jeffrey Flug	Director

* Samuel L. Katz	Director

*	Signed by Arthur H. Penn pursuant to a power of attorney signed by each individual and filed with this Registration Statement on March 5, 2007.